Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table summarizes the compensation actually paid to our principal executive officer (PEO) and average compensation paid to our other NEOs for the past three years. These are presented with respect to each year’s NEOs as reported in the 2023, 2022, and 2021 proxy statements. Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For any awards that are subject to performance conditions, the change in fair value is calculated based upon the probable outcome of such conditions as of the last day of the applicable year. The change in fair value in the tables below compare the fair value at the end of the applicable year with the prior year-end fair value. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

			AVERAGE
			SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100
	SUMMARY		COMPENSATION	COMPENSATION	INVESTMENT BASED ON:
	COMPENSATION	COMPENSATION	TABLE TOTAL	ACTUALLY PAID	TOTAL	PEER GROUP	NET	NET
	TABLE TOTAL	ACTUALLY PAID	FOR NON-PEO	TO NON-PEO	SHAREHOLDER	SHAREHOLDER	INCOME	REVENUE[e]
YEAR	FOR PEO	TO PEO	NEOs	NEOs	RETURN	RETURN[d]	(in millions)	(in millions)
2022a	$13,838,613	$ 2,999,756	$ 8,430,654	$ 5,616,935[c]	$ 99.67	$129.13	$1,557.9	$6,488.4
2021b	$17,127,330	$23,404,280	$ 9,119,220	$10,768,644	$172.50	$175.40	$3,082.9	$7,671.9
2020c	$15,337,274	$19,367,486	$10,969,887	$13,917,124	$127.89	$118.99	$2,372.7	$6,206.7

[a]	The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and average vest share price of $126.58. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2022	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of LTI Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935

[b]	The adjustments to the 2022 summary compensation table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period Mr. Stromberg served as the PEO and Ms. Dardis, and former CFO Ms. Dufétel, and Messrs. Sharps, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2021	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of LTI Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior-Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644

[c]	The adjustments to the 2021 summary compensation table totals to arrive to compensation actually paid in 2020 are outlined below. No awards were modified in 2020. These valuations assume a year-end share price of $151.39 and average vest share price of $139.84. During this period Mr. Stromberg served as the PEO and Ms. Dufétel, and Messrs. Sharps, Alderson and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2020	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2021 Proxy	$15,337,274	$10,969,887
Subtract Grant Date Fair Value of LTI Awards Granted in 2020	$(5,900,108)	$(3,512,648)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2020	$5,831,543	$3,471,827
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$3,066,315	$1,956,299
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2020	$504,223	$718,559
Add Dividend Equivalents Paid in 2020	$528,239	$313,200
Compensation Actually Paid in 2020	$19,367,486	$13,917,124

[d]	Our peer group total stockholder return is calculated with respect to the NASDAQ Asset Manager Index, which is the same peer group as reported pursuant to Item 201(e) of Regulation S-K.

[e]	In no particular order, the following table outlines what we believe to be our NEO’s key performance measures. These measures are highlighted on pages 52 and 53. We believe net revenue to be the most significant measure in determining the compensation of our NEOs.

Company Selected Measure Name	net revenue
Peer Group Issuers, Footnote [Text Block]
[d]	Our peer group total stockholder return is calculated with respect to the NASDAQ Asset Manager Index, which is the same peer group as reported pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 13,838,613	$ 17,127,330	$ 15,337,274
PEO Actually Paid Compensation Amount	$ 2,999,756	23,404,280	19,367,486
Adjustment To PEO Compensation, Footnote [Text Block]
[a]	The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and average vest share price of $126.58. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2022	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of LTI Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935

[b]	The adjustments to the 2022 summary compensation table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period Mr. Stromberg served as the PEO and Ms. Dardis, and former CFO Ms. Dufétel, and Messrs. Sharps, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2021	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of LTI Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior-Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644

[c]	The adjustments to the 2021 summary compensation table totals to arrive to compensation actually paid in 2020 are outlined below. No awards were modified in 2020. These valuations assume a year-end share price of $151.39 and average vest share price of $139.84. During this period Mr. Stromberg served as the PEO and Ms. Dufétel, and Messrs. Sharps, Alderson and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2020	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2021 Proxy	$15,337,274	$10,969,887
Subtract Grant Date Fair Value of LTI Awards Granted in 2020	$(5,900,108)	$(3,512,648)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2020	$5,831,543	$3,471,827
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$3,066,315	$1,956,299
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2020	$504,223	$718,559
Add Dividend Equivalents Paid in 2020	$528,239	$313,200
Compensation Actually Paid in 2020	$19,367,486	$13,917,124

Non-PEO NEO Average Total Compensation Amount	$ 8,430,654	9,119,220	10,969,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,616,935	10,768,644	13,917,124
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[a]	The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and average vest share price of $126.58. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2022	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of LTI Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935

[b]	The adjustments to the 2022 summary compensation table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period Mr. Stromberg served as the PEO and Ms. Dardis, and former CFO Ms. Dufétel, and Messrs. Sharps, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2021	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of LTI Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior-Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644

[c]	The adjustments to the 2021 summary compensation table totals to arrive to compensation actually paid in 2020 are outlined below. No awards were modified in 2020. These valuations assume a year-end share price of $151.39 and average vest share price of $139.84. During this period Mr. Stromberg served as the PEO and Ms. Dufétel, and Messrs. Sharps, Alderson and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2020	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2021 Proxy	$15,337,274	$10,969,887
Subtract Grant Date Fair Value of LTI Awards Granted in 2020	$(5,900,108)	$(3,512,648)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2020	$5,831,543	$3,471,827
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$3,066,315	$1,956,299
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2020	$504,223	$718,559
Add Dividend Equivalents Paid in 2020	$528,239	$313,200
Compensation Actually Paid in 2020	$19,367,486	$13,917,124

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Income Measures
Tabular List [Table Text Block]
KEY PERFORMANCE MEASURES
Assets Under Management	Investment Performance
Net Income	Net Operating Income
Net Revenue	Non-GAAP Diluted Earnings per Share
Operating Margin

Total Shareholder Return Amount	$ 99.67	172.5	127.89
Peer Group Total Shareholder Return Amount	129.13	175.4	118.99
Net Income (Loss)	$ 1,557,900,000	$ 3,082,900,000	$ 2,372,700,000
Company Selected Measure Amount	6,488.4	7,671.9	6,206.7
PEO Name	Mr. Sharps	Mr. Stromberg	Mr. Stromberg
Share Price | $ / shares	$ 109.06	$ 196.64	$ 151.39
Vested Share Price | $ / shares	$ 126.58	$ 190.44	$ 139.84
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Assets Under Management
Non-GAAP Measure Description [Text Block]
[e]	In no particular order, the following table outlines what we believe to be our NEO’s key performance measures. These measures are highlighted on pages 52 and 53. We believe net revenue to be the most significant measure in determining the compensation of our NEOs.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Investment Performance
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Diluted Earnings per Share
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
PEO [Member] | Grant Date Fair Value Of LTI Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,400,156)	$ (6,600,390)	$ (5,900,108)
PEO [Member] | Year End Fair Value Of LTI Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,854,042		5,831,543
PEO [Member] | Change In Fair Value Of Prior Year Grants Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,444,026)	4,807,722	3,066,315
PEO [Member] | Change In Fair Value Of LTI Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,138,845)	1,110,196	504,223
PEO [Member] | Dividends Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	290,128	604,017	528,239
Non-PEO NEO [Member] | Grant Date Fair Value Of LTI Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,604,741)	(3,020,250)	(3,512,648)
Non-PEO NEO [Member] | Year End Fair Value Of LTI Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,442,455	2,908,148	3,471,827
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Grants Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,999,648)	1,693,273	1,956,299
Non-PEO NEO [Member] | Change In Fair Value Of LTI Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(749,289)	958,513	718,559
Non-PEO NEO [Member] | Dividends Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 97,504	333,062	$ 313,200
Non-PEO NEO [Member] | Prior Year LTI Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,223,322)
Year End Fair Value Of LTI Awards Granted And Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 6,355,405